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                                                 -------------------------------
                    UNITED STATES                         OMB APPROVAL
         SECURITIES AND EXCHANGE COMMISSION      -------------------------------
                Washington, D.C. 20549            OMB Number:         3235-0006
                                                  Expires:    February 28, 1997
                       FORM 13F                   Estimated average burden
                                                  Hours per response      24.60
                                                 -------------------------------

                                                 -------------------------------
                                                         SEC USE ONLY
                                                 -------------------------------

                                                 -------------------------------

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
    SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

     Report for the Calendar Year or Quarter Ended September 30, 2002.
                                                   ------------------

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                (Please read instructions before preparing form.)
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If amended report check here:   [_]

     Michael J. Puzo
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Name of Institutional Investment Manager

Hemenway & Barnes       60 State Street       Boston,       MA         02109
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Business Address           (Street)           (City)      (State)      (Zip)

                                 (617) 227-7940
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  Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


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                                   ATTENTION

           Intentional misstatements or omissions of facts constitute
     Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
--------------------------------------------------------------------------------

        The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete.
            It is understood that all required items, statements and
              schedules are considered integral parts of this Form
          and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of November, 2002.

                                   Michael J. Puzo
                                   --------------------------------------------
                                   (Name of Institutional Investment Manager)


                                   --------------------------------------------
                                   (Manual Signature of Person Duly Authorized
                                    to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                        13F File No.:  Name:                  13F File No.:
1. Timothy F. Fidgeon (17)*  28-06165       6.
---------------------------  -------------  ---------------------- -------------
2. Roy A. Hammer             28-5798        7.
---------------------------  -------------  ---------------------- -------------
3. Lawrence T. Perera        28-06167       8.
---------------------------  -------------  ---------------------- -------------
4.                                          9.
---------------------------  -------------  ---------------------- -------------
5.                                          10.
---------------------------  -------------  ---------------------- -------------
* Refers to manager number on attached detail in Item 7.

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                                                                         PAGE: 1
AS OF: SEPTEMBER 30, 2002      FORM 13F       SEC FILE # MICHAEL J PUZO\28-06165

      ITEM 1:                   ITEM 2:            ITEM 3:         ITEM 4:          ITEM 5:    ITEM 6:     ITEM 7:       ITEM 8:
   NAME OF ISSUER           TITLE OF CLASS       CUSIP NUMBER FAIR MARKET VALUE    SHARES OR INVESTMENT   MANAGERS VOTING AUTHORITY
                                                                                   PRINCIPAL DISCRETION            (A)    (B)  (C)
                                                                                    AMOUNT   (A) (B) (C)           SOLE SHARED NONE
ABBOTT LABS                 COMMON STOCK          002824100        287,850          7,125          xx                     7,125
AMGEN INC                   COMMON STOCK          031162100      1,378,185         33,050          xx                    33,050
ANALOG DEVICES, INC.        COMMON STOCK          032654105        408,775         20,750          xx                    20,750
AUTOMATIC DATA PROCESSING   COMMON STOCK          053015103      1,778,486         51,150          xx                    51,150
AVERY DENNISON CORP         COMMON STOCK          053611109      1,079,771         18,950          xx                    18,950
AVON PRODUCTS INC           COMMON STOCK          054303102        714,550         15,500          xx                    15,500
BP PLC ADR                  COMMON STOCK          055622104      2,038,172         51,082          xx                    51,082
BERKSHIRE HATHAWAY INC      CLASS B               084670207        695,130            282          xx                       282
BRISTOL-MYERS SQUIBB CO     COMMON STOCK          110122108      1,060,266         44,549          xx                    44,549
CISCO SYS INC               COMMON STOCK          17275R102        327,039         31,206          xx                    31,206
COLGATE PALMOLIVE CO        COMMON STOCK          194162103        726,167         13,460          xx                    13,460
WALT DISNEY COMPANY         COMMON STOCK          254687106        199,454         13,174          xx                    13,174
DOW CHEMICAL CO             COMMON STOCK          260543103        303,141         11,100          xx                    11,100

                                                                         PAGE: 2

      ITEM 1:                   ITEM 2:            ITEM 3:         ITEM 4:          ITEM 5:    ITEM 6:     ITEM 7:       ITEM 8:
   NAME OF ISSUER           TITLE OF CLASS       CUSIP NUMBER FAIR MARKET VALUE    SHARES OR INVESTMENT   MANAGERS VOTING AUTHORITY
                                                                                   PRINCIPAL DISCRETION            (A)    (B)  (C)
                                                                                    AMOUNT   (A) (B) (C)           SOLE SHARED NONE
DOW JONES & CO INC          COMMON STOCK          260561105      2,729,952         71,074          xx                    71,074
DOW JONES & CO INC          CLASS B (RESTRICTED)  260561204      1,357,333         35,338          xx                    35,338
E I DU PONT DE NEMOURS & CO COMMON STOCK          263534109        369,357         10,240          xx                    10,240
EMC CORP                    COMMON STOCK          268648102        339,780         74,350          xx                    74,350
EMERSON ELECTRIC CO         COMMON STOCK          291011104        957,672         21,795          xx                    21,795
EXXON MOBIL CORP            COMMON STOCK          30231G102      1,472,504         46,160          xx                    46,160
FUEL CELL ENERGY INC        COMMON STOCK          35952H106         71,190         11,300          xx                    11,300
GENERAL ELECTRIC CO         COMMON STOCK          369604103      2,118,101         85,927          xx                    85,927
GILLETTE COMPANY            COMMON STOCK          375766102        769,600         26,000          xx                    26,000
HELMERICH & PAYNE INC       COMMON STOCK          423452101        330,320          9,650          xx                     9,650
HEWLETT-PACKARD CO          COMMON STOCK          428236103        317,424         27,200          xx                    27,200
IGEN INTERNATIONAL INC.     COMMON STOCK          449536101        363,578         12,375          xx                    12,375

                                                                         PAGE: 3

      ITEM 1:                   ITEM 2:            ITEM 3:         ITEM 4:          ITEM 5:    ITEM 6:     ITEM 7:       ITEM 8:
   NAME OF ISSUER           TITLE OF CLASS       CUSIP NUMBER FAIR MARKET VALUE    SHARES OR INVESTMENT   MANAGERS VOTING AUTHORITY
                                                                                   PRINCIPAL DISCRETION            (A)    (B)  (C)
                                                                                    AMOUNT   (A) (B) (C)           SOLE SHARED NONE
INTEL CORPORATION           COMMON STOCK          458140100      1,858,107        133,773          xx                   133,773
JEFFERSON-PILOT CORP        COMMON STOCK          475070108      2,213,239         55,193          xx                    55,193
JOHNSON & JOHNSON           COMMON STOCK          478160104      4,165,999         77,034          xx                    77,034
KOPIN                       COMMON STOCK          500600101        153,468         44,100          xx                    44,100
ELI LILLY & CO              COMMON STOCK          532457108        442,720          8,000          xx                     8,000
MCDONALD'S CORP             COMMON STOCK          580135101        256,776         14,540          xx                    14,540
MERCK & CO INC              COMMON STOCK          589331107      2,068,835         45,260          xx                    45,260
MICROSOFT CORP              COMMON STOCK          594918104      1,167,114         26,683          xx                    26,683
MOTOROLA INC                COMMON STOCK          620076109        134,376         13,200          xx                    13,200
NOKIA CORP ADR A            COMMON STOCK          654902204        278,250         21,000          xx                    21,000
PEPSICO INC                 COMMON STOCK          713448108      1,018,120         27,554          xx                    27,554
PFIZER INC                  COMMON STOCK          717081103        618,706         21,320          xx                    21,320
PROCTER & GAMBLE CO         COMMON STOCK          742718109      1,260,973         14,108          xx                    14,108
SCHLUMBERGER LTD            COMMON STOCK          806857108        457,674         11,900          xx                    11,900
SEPRACOR INC                COMMON STOCK          817315104        146,982         28,050          xx                    28,050

                                                                         PAGE: 4

      ITEM 1:                   ITEM 2:            ITEM 3:         ITEM 4:          ITEM 5:    ITEM 6:     ITEM 7:       ITEM 8:
   NAME OF ISSUER           TITLE OF CLASS       CUSIP NUMBER FAIR MARKET VALUE    SHARES OR INVESTMENT   MANAGERS VOTING AUTHORITY
                                                                                   PRINCIPAL DISCRETION            (A)    (B)  (C)
                                                                                    AMOUNT   (A) (B) (C)           SOLE SHARED NONE
 STATE STREET CORP          COMMON STOCK          857477103        432,691         11,198          xx                    11,198
 3M COMPANY                 COMMON STOCK          88579Y101      1,839,578         16,728          xx                    16,728
 AGGREGATE TOTAL:                                               40,707,405